Intangible Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Note 3 – Intangible Assets:

The Company conducts research and development activities, the cost of which is expensed as incurred, in order to generate patents that can be licensed to third parties in exchange for license fees and royalties.  Because the patents are the basis of the Company’s future revenue, the patent costs are capitalized.   The capitalized patent costs represent the outside legal fees incurred by the Company to submit and undertake all necessary efforts to have such patent applications issued as patents.  The Company incurred $142,943 and $145,717 of such costs for the three months ended September 30, 2013 and 2012, respectively.

The length of time that it takes for an initial patent application to be approved is generally between four to six years.  However, due to the unique nature of each patent application, the actual length of time may vary.  If a patent application is denied, the associated cost of that application would be written off.  However, the Company has not had any patent applications denied as of September 30, 2013.  Additionally, should a patent application become impaired during the application process, the Company would write down or write off the associated cost of that patent application.

Issued patents and agricultural patent applications pending are being amortized over a period of 17 years from inception, the expected economic life of the patent.  During the three months ended September 30, 2013 and 2012, the Company recorded amortization expense in the amount of $74,270 and $62,925, respectively.

The Company assesses the impairment in value of intangible assets whenever events or circumstances indicate that their carrying value may not be recoverable.  Factors the Company considers important which could trigger an impairment review include the following:

•	significant negative industry trends;
•	significant underutilization of the assets;
•	significant changes in how the Company uses the assets or its plans for their use; and
•	changes in technology and the appearance of competing technology.

If a triggering event occurs and the Company's review determines that the future discounted cash flows related to the groups, including these assets, will not be sufficient to recover their carrying value, the Company will reduce the carrying values of these assets down to its estimate of fair value and continue amortizing them over their remaining useful lives.  During the quarter ended September 30, 2013, in order to reduce its cost of patent prosecution and maintenance, the Company reviewed its patent portfolio and identified several patents and patent applications that it believed it no longer needed to maintain without having a material impact on the patent portfolio.  Accordingly, during the quarter ended September 30, 2013, the Company wrote off patent costs in the net amount of $185,161.

5.     Intangible assets:

Intangible assets consist of the following:

	June 30,
	2013	2012
Patents approved	$2,665,436	$2,209,286
Patents pending	1,919,360	1,912,526
	4,584,796	4,121,812
Accumulated amortization	(1,018,299)	(727,820)
	$3,566,497	$3,393,992

During the fiscal years ended June 30, 2013 and 2012, the Company incurred $527,761 and $446,035 of legal fees related to the prosecution of patent costs.

During the fiscal years ended June 30, 2013 and 2012, the Company abandoned certain patents and patents pending.  Accordingly, intangible assets were reduced by the net carrying value of those patents and patents pending in the amount of $64,210 and $321,137, respectively.

Amortization expense amounted to $291,046, $255,637, $140,476 and $1,212,542 for the fiscal years ended June 30, 2013, 2012, 2011, and cumulatively from inception through June 30, 2013, respectively.

Estimated amortization expense for the next five fiscal years is as follows:

Fiscal Year ended June 30,
2014	$300,000
2015	300,000
2016	300,000
2017	300,000
2018	300,000